Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2019 (unaudited)
Franklin Floating Rate Master Series
		Country	Shares	Value	% of Net Assets
	Common Stocks
	Diversified Support Services
[a,b]	Remington Outdoor Co. Inc.	United States	1,048,435	$ 2,306,557	0.17
	Forest Products
[a,b,c,d]	Appvion Operations Inc.	United States	563,596	7,851,102	0.57
	Oil & Gas Exploration & Production
[a]	Samson Resources II LLC	United States	155,501	3,654,273	0.26
	Total Common Stocks (Cost $50,132,461)			13,811,932	1.00
	Management Investment Companies
	Other Diversified Financial Services
[e]	Franklin Liberty Senior Loan ETF	United States	1,093,000	27,486,436	1.99
[e]	Franklin Middle Tier Floating Rate Fund	United States	3,457,561	30,737,722	2.23
	Total Management Investment Companies (Cost $61,593,342)			58,224,158	4.22
			Principal Amount*
	Corporate Bonds (Cost $9,342,348)
	Industrial Machinery
[f]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$10,725,759	8,312,463	0.60
[g]	Senior Floating Rate Interests
	Aerospace & Defense
	Delos Finance S.A.R.L. (AerCap), New Loans, 4.351%, (3-month USD LIBOR + 1.75%), 10/06/23	Luxembourg	6,584,435	6,603,471	0.48
	Doncasters U.S. Finance LLC,
	Second Lien Term Loan, 10.851%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	7,681,655	2,368,485	0.17
	Term B Loans, 6.101%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	14,721,614	11,531,881	0.84
	Flying Fortress Holdings LLC (ILFC), New Loan, 4.351%, (3-month USD LIBOR + 1.75%), 10/30/22	United States	6,210,912	6,228,377	0.45
				26,732,214	1.94
	Air Freight & Logistics
	XPO Logistics Inc., Refinanced Term Loan, 4.483%, (1-month USD LIBOR + 2.00%), 2/24/25	United States	5,000,000	4,985,415	0.36
	Airlines
	Air Canada, Term Loan, 4.479%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	9,031,407	9,055,791	0.66
	Allegiant Travel Co., Class B Term Loans, 7.233%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	7,600,000	7,609,500	0.55
	American Airlines Inc.,
	2017 Replacement Term Loans, 4.481%, (1-month USD LIBOR + 2.00%), 10/10/21	United States	2,688,305	2,687,472	0.20
	2018 Replacement Term Loans, 4.229%, (1-month USD LIBOR + 1.75%), 6/27/25	United States	9,556,690	9,441,217	0.68
				28,793,980	2.09
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Apparel Retail
	Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	$43,540,886	$ 37,678,541	2.73
	Application Software
	TIBCO Software Inc., Term B-1 Loans, 5.99%, (1-month USD LIBOR + 3.50%), 12/04/20	United States	7,033,608	7,052,071	0.51
	Auto Parts & Equipment
[h,i]	Adient US LLC, Term Loan B, TBD, 5/03/24	United States	3,475,472	3,481,450	0.25
	Allison Transmission Inc., Initial Term Loans, 4.479%, (1-month USD LIBOR + 2.00%), 3/29/26	United States	2,917,988	2,945,604	0.21
	American Axle & Manufacturing, Inc.,
	Tranche B Term Loan, 4.73%, (1-month USD LIBOR + 2.25%), 4/06/24	United States	1,277,015	1,263,838	0.09
	Tranche B Term Loan, 4.84%, (3-month USD LIBOR + 2.25%), 4/06/24	United States	647,925	641,239	0.05
[h,i]	Panther BF Aggregator 2 LP, Term Loan B, TBD, 4/30/26	United States	2,571,765	2,582,953	0.19
	TI Group Automotive Systems LLC, Initial US Term Loan, 4.983%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	15,275,397	15,179,803	1.10
				26,094,887	1.89
	Automobile Manufacturers
	Thor Industries Inc., Initial USD Term Loans, 6.313%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	9,151,378	9,008,388	0.65
	Automotive Retail
	Wand NewCo. 3 Inc., First Lien Term Loan, 5.977%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	1,500,000	1,512,187	0.11
	Broadcasting
	Gray Television Inc.,
	Term B-2 Loan, 4.727%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	15,704,652	15,698,103	1.14
	Term C Loan, 4.977%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	2,873,706	2,883,045	0.21
	Mission Broadcasting Inc., Term B-3 Loan, 4.752%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	1,569,844	1,565,920	0.12
	Nexstar Broadcasting Inc.,
	Term A-4 Loan, 4.002%, (1-month USD LIBOR + 1.50%), 10/26/23	United States	6,715,712	6,648,555	0.48
	Term B-3 Loan, 4.729%, (1-month USD LIBOR + 2.25%), 7/17/24	United States	8,343,935	8,323,075	0.60
	Sinclair Television Group Inc., Tranche B Term Loans, 4.74%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	20,288,361	20,313,620	1.47
	WXXA-TV LLC and WLAJ-TV LLC, Term A-4 Loan, 4.002%, (1-month USD LIBOR + 1.50%), 10/26/23	United States	185,871	184,244	0.01
				55,616,562	4.03
	Building Products
	Resideo Funding Inc.,
	Tranche A Term Loan, 4.61%, (3-month USD LIBOR + 2.00%), 10/25/23	United States	8,492,500	8,497,596	0.62
	Tranche B Term Loan, 4.61%, (3-month USD LIBOR + 2.00%), 10/25/25	United States	851,718	853,315	0.06
				9,350,911	0.68
  |  2

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Cable & Satellite
	Charter Communications Operating LLC, Term B Loan, 4.49%, (1-month USD LIBOR + 2.00%), 4/30/25	United States	$ 8,834,713	$ 8,866,474	0.64
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.723%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	20,566,978	20,541,270	1.49
	Mediacom Illinois LLC, Tranche N Term Loan, 4.18%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	4,729,026	4,727,016	0.34
				34,134,760	2.47
	Casinos & Gaming
	Aristocrat Technologies Inc., Term B-3 Loans, 4.342%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	8,663,213	8,659,350	0.63
	Boyd Gaming Corp.,
	Refinancing Term B Loans, 4.668%, (1-week USD LIBOR + 2.25%), 9/15/23	United States	7,880,809	7,894,970	0.57
	Term A Loan, 4.668%, (1-week USD LIBOR + 2.25%), 9/15/21	United States	2,091,750	2,081,292	0.15
	Caesars Resort Collection LLC, Term B Loans, 5.233%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	6,286,341	6,314,334	0.46
	CEOC LLC, Term B Loans, 4.483%, (1-month USD LIBOR + 2.00%), 10/06/24	United States	4,564,596	4,550,331	0.33
	Eldorado Resorts Inc., Initial Term Loan, 4.75%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	6,199,486	6,205,946	0.45
	Greektown Holdings LLC, Initial Term Loan, 5.233%, (1-month USD LIBOR + 2.75%), 4/25/24	United States	7,585,843	7,588,210	0.55
	Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.98%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,576,080	1,585,891	0.12
	Las Vegas Sands LLC, Term B Loans, 4.233%, (1-month USD LIBOR + 1.75%), 3/27/25	United States	9,992,882	9,994,441	0.72
	Station Casinos LLC, Term B Facility Loans, 4.99%, (1-month USD LIBOR + 2.50%), 6/08/23	United States	5,943,399	5,960,308	0.43
				60,835,073	4.41
	Coal & Consumable Fuels
	Foresight Energy LLC, Term Loans, 8.379%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	26,671,318	25,204,395	1.83
	Wolverine Fuels Holding LLC,
	[h] First Lien Initial Term Loan, 8.379%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	16,196,330	15,923,017	1.15
	Second Lien Initial Term Loan, 13.379%, (3-month USD LIBOR + 10.75%), 2/16/21	United States	3,679,898	3,486,704	0.25
				44,614,116	3.23
	Commodity Chemicals
	Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.483%, (1-month USD LIBOR + 2.00%), 3/31/24	United States	11,533,770	11,506,377	0.83
	Communications Equipment
	Ciena Corp., 2018 Term Loan, 4.487%, (1-month USD LIBOR + 2.00%), 9/28/25	United States	4,660,277	4,673,382	0.34
	CommScope Inc., Initial Term Loans, 5.733%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	3,861,714	3,900,814	0.28
				8,574,196	0.62
  |  3

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Construction & Engineering
	AECOM, Term B Loans, 4.233%, (1-month USD LIBOR + 1.75%), 3/13/25	United States	$ 7,779,862	$ 7,742,908	0.56
	Data Processing & Outsourced Services
	Iron Mountain Information Management LLC, Term B Loan, 4.233%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	4,578,236	4,503,840	0.33
[h]	Neustar Inc.,
	[i] TLB4, TBD, 8/08/24	United States	1,500,000	1,470,622	0.11
	TLB5, 6.983%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	6,311,111	6,242,099	0.45
	Wex Inc., Term B-2 Loan, 4.733%, (1-month USD LIBOR + 2.25%), 7/01/23	United States	11,569,931	11,613,318	0.84
				23,829,879	1.73
	Diversified Chemicals
	Chemours Co., Tranche B-2 US$ Term Loan, 4.24%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	8,754,318	8,731,294	0.63
	Univar USA Inc., Term B-3 Loans, 4.733%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	3,323,713	3,332,022	0.24
				12,063,316	0.87
	Diversified Support Services
[h]	Ventia Pty. Ltd., Term B Loans (USD), 6.101%, (3-month USD LIBOR + 3.50%), 5/21/22	Australia	7,437,861	7,437,861	0.54
	Electric Utilities
[h]	EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.86%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	5,647,355	5,623,235	0.41
	Food Distributors
	Aramark Corp., U.S. Term B-3 Loan, 4.233%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	6,979,533	6,982,443	0.51
	Nutraceutical International Corp., Term Loan B, 5.733%, (1-month USD LIBOR + 3.25%), 8/22/23	United States	2,882,321	2,830,078	0.21
	U.S. Foods Inc., Initial Term Loans, 4.483%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	4,332,563	4,332,113	0.31
				14,144,634	1.03
	Food Retail
	BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.879%, (3-month USD LIBOR + 5.25%), 5/31/22	United States	4,437,500	4,393,125	0.32
	Smart & Final Stores LLC, First Lien Term Loan, 6.129%, (3-month USD LIBOR + 3.50%), 11/15/22	United States	853,131	854,997	0.06
				5,248,122	0.38
	Forest Products
[b]	Appvion Operations Inc., Term Loan, 8.60%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	8,738,843	8,771,613	0.64
	General Merchandise Stores
[f]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 9.129%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	8,597,595	7,426,173	0.54
	First Lien Term Loan, PIK, 9.151%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	10,487,594	9,058,659	0.65
	First Lien Term Loan, PIK, 11.00%, (Prime + 7.00%), 1/13/22	United States	4,049	3,497	0.00†
				16,488,329	1.19
  |  4

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Health Care Distributors
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 5.351%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	$ 9,247,051	$ 8,337,761	0.60
	Health Care Facilities
	HCA Inc., Term Loan B10, 4.483%, (1-month USD LIBOR + 2.00%), 3/13/25	United States	4,438,660	4,450,374	0.32
	Health Care Services
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.727%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	7,348,805	7,240,410	0.52
	Catalent Pharma Solutions Inc., Dollar Term Loan, 4.733%, (1-month USD LIBOR + 2.25%), 5/20/24	United States	8,006,475	8,013,985	0.58
	DaVita Healthcare Partners Inc.,
	Tranche A Term Loan, 4.483%, (1-month USD LIBOR + 2.00%), 6/24/19	United States	5,379,054	5,375,660	0.39
	Tranche B Term Loan, 5.233%, (1-month USD LIBOR + 2.75%), 6/24/21	United States	7,221,172	7,248,251	0.53
	National Mentor Holdings Inc.,
	Initial Term C Loans, 6.74%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	64,182	64,433	0.00†
	Initial Term Loans, 6.74%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	1,033,331	1,037,367	0.08
	U.S. Renal Care Inc., Initial Term Loan, 6.851%, (3-month USD LIBOR + 4.25%), 12/31/22	United States	8,867,198	8,886,041	0.64
				37,866,147	2.74
	Health Care Technology
	IQVIA Inc.,
	Term B-1 Dollar Loans, 4.601%, (3-month USD LIBOR + 2.00%), 3/07/24	United States	5,681,250	5,689,772	0.41
	Term B-3 Dollar Loans, 4.233%, (1-month USD LIBOR + 1.75%), 6/11/25	United States	2,977,500	2,970,854	0.22
				8,660,626	0.63
	Hotels, Resorts & Cruise Lines
	Hilton Worldwide Finance LLC, Series B-2 Term Loans, 4.227%, (1-month USD LIBOR + 1.75%), 10/25/23	United States	3,871,325	3,888,068	0.28
	Independent Power Producers & Energy Traders
	NRG Energy Inc., Term Loan B, 4.233%, (1-month USD LIBOR + 1.75%), 6/30/23	United States	14,903,755	14,920,596	1.08
	Industrial Machinery
	Altra Industrial Motion Corp., Term Loan, 4.483%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	7,094,155	7,094,099	0.52
	Harsco Corp., Term Loan B-2, 4.75%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	9,210,868	9,251,166	0.67
	Navistar Inc., Tranche B Term Loan, 5.99%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	32,918,417	32,979,941	2.39
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.983%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	7,844,960	7,727,285	0.56
	RBS Global Inc. (Rexnord), Term B Loan, 4.483%, (1-month USD LIBOR + 2.00%), 8/21/24	United States	3,896,875	3,906,313	0.28
				60,958,804	4.42
  |  5

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Integrated Telecommunication Services
	Global Tel*Link Corp.,
	First Lien Term Loan, 6.733%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	$ 4,874,029	$ 4,898,400	0.35
	Second Lien Term Loan, 10.733%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	3,809,967	3,748,847	0.27
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.983%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	997,475	983,510	0.07
	Second Lien Initial Loan, 10.733%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	2,238,910	2,190,400	0.16
	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 4.483%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	8,214,143	8,233,397	0.60
				20,054,554	1.45
	Interactive Media & Services
	Ancestry.com Operations Inc., Term Loans, 5.74%, (1-month USD LIBOR + 3.25%), 10/19/23	United States	4,050,145	4,065,332	0.29
	Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.483%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	11,234,065	11,268,273	0.82
				15,333,605	1.11
	Internet Services & Infrastructure
	Carbonite Inc., Initial Term Loan, 6.306%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	1,388,095	1,400,241	0.10
	LegalZoom.com Inc., 2018 Term Loans, 6.977%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	4,082,466	4,107,879	0.30
				5,508,120	0.40
	Investment Banking & Brokerage
[h]	Russell Investments US Institutional Holdco Inc., Initial Term Loan, 5.851%, (3-month USD LIBOR + 3.25%), 6/01/23	United States	2,600,000	2,597,075	0.19
	Leisure Facilities
	24 Hour Fitness Worldwide Inc., Term Loan, 5.983%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	9,320,044	9,362,273	0.68
	Equinox Holdings Inc., Term B-1 Loans, 5.483%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	5,364,219	5,376,959	0.39
				14,739,232	1.07
	Life Sciences Tools & Services
	Syneos Health Inc., Initial Term B Loans, 4.483%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	5,748,720	5,748,318	0.42
	Marine
	International Seaways Operating Corp., Initial Term Loans, 8.49%, (1-month USD LIBOR + 6.00%), 6/22/22	United States	3,171,017	3,198,764	0.23
	Navios Maritime Partners LP, Initial Term Loan, 7.60%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	7,019,999	7,000,258	0.51
				10,199,022	0.74
	Metal & Glass Containers
	Berry Global Inc., Term Q Loan, 4.481%, (1-month USD LIBOR + 2.00%), 10/01/22	United States	6,883,881	6,882,890	0.50
	Mortgage REITs
[h,i]	Blackstone Mortgage Trust Inc., Initial Term Loans, TBD, 4/23/26	United States	668,530	670,202	0.05
  |  6

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Movies & Entertainment
	Lions Gate Capital Holdings LLC, Term A Loan, 4.483%, (1-month USD LIBOR + 2.00%), 3/22/23	Canada	$12,095,329	$ 11,929,018	0.86
	Office Services & Supplies
[h]	West Corp., Term B Loans, 6.58%, (3-month USD LIBOR + 4.00%), 10/10/24	United States	5,600,000	5,437,001	0.39
	Oil & Gas Exploration & Production
	Cantium LLC, Commitment, 8.60%, (3-month USD LIBOR + 6.00%), 6/13/20	United States	4,133,243	4,114,685	0.30
	Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD LIBOR + 5.25%), 4/11/22	United States	73,505,132	71,269,326	5.16
	Utex Industries Inc.,
	First Lien Initial Term Loan, 6.483%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	16,955,273	16,489,004	1.20
	Second Lien Initial Term Loan, 9.733%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	128,288	121,873	0.01
				91,994,888	6.67
	Oil & Gas Storage & Transportation
	Centurion Pipeline Co. LLC, Initial Term Loans, 5.851%, (3-month USD LIBOR + 3.25%), 9/28/25	United States	3,124,418	3,138,087	0.23
[h]	Strike LLC,
	Term Loan, 10.601%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	46,750	46,692	0.00†
	Term Loan, 10.651%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	6,872,500	6,863,909	0.50
				10,048,688	0.73
	Other Diversified Financial Services
	Asurion LLC,
	AM No. 14 Replacement B-4 Term Loans, 5.483%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	3,870,136	3,889,487	0.28
	Replacement B-6 Term Loans, 5.483%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	3,061,794	3,077,103	0.22
	Second Lien Replacement B-2 Term Loans, 8.983%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	85,525	87,440	0.01
				7,054,030	0.51
	Packaged Foods & Meats
	CSM Bakery Supplies LLC,
	Second Lien Term Loan, 10.34%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	7,719,378	6,937,791	0.50
	Term Loans, 6.59%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	9,084,222	8,667,865	0.63
	JBS USA Lux SA,
	New Initial Term Loans, 4.98%, (1-month USD LIBOR + 2.50%), 10/30/22	United States	25,486,444	25,529,669	1.85
	[h,i] Term Loan, TBD, 5/01/26	United States	17,155,708	17,213,918	1.25
	Post Holdings Inc., Series A Incremental Term Loans, 4.49%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	14,297,905	14,308,828	1.04
				72,658,071	5.27
	Paper Packaging
	Reynolds Group Holdings Inc., U.S. Term Loans, 5.233%, (1-month USD LIBOR + 2.75%), 2/05/23	United States	4,435,357	4,452,708	0.32
  |  7

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Personal Products
[c]	FGI Operating Co. LLC (Freedom Group),
	DDTL FILO, 10.129%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	$ 622,603	$ 620,872	0.04
	[f] Term Loan, PIK, 12.684%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	10,634,776	10,310,835	0.75
	Term Loan FILO, 10.184%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	6,226,028	6,208,717	0.45
				17,140,424	1.24
	Pharmaceuticals
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	14,109,836	14,021,480	1.01
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.674%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	11,420,250	11,450,742	0.83
	Horizon Pharma Inc., Fourth Amendment Refinancing Term Loans, 5.50%, (1-month USD LIBOR + 3.00%), 3/29/24	United States	11,616,779	11,694,228	0.85
	Innoviva Inc., Initial Term Loan, 7.141%, (3-month USD LIBOR + 4.50%), 8/18/22	United States	93,404	93,871	0.01
	Valeant Pharmaceuticals International, Initial Term Loans, 5.474%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	8,582,398	8,617,938	0.62
				45,878,259	3.32
	Research & Consulting Services
	Nielsen Finance LLC, Class B-4 Term Loans, 4.472%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	1,695,674	1,692,319	0.12
	Restaurants
	1011778 B.C. ULC, Term B-3 Loan, 4.733%, (1-month USD LIBOR + 2.25%), 2/17/24	Canada	1,695,674	1,695,674	0.12
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 4.23%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	4,938,335	4,948,829	0.36
	NPC International Inc., Second Lien Initial Term Loan, 9.983%, (1-month USD LIBOR + 7.50%), 4/20/25	United States	4,842,941	3,704,850	0.27
				10,349,353	0.75
	Security & Alarm Services
	Prime Security Services Borrower LLC, Term B-1 Loans, 5.233%, (1-month USD LIBOR + 2.75%), 5/02/22	United States	4,931,886	4,945,739	0.36
	Semiconductor Equipment
	MKS Instruments Inc., Tranche B-5 Term Loans, 4.733%, (1-month USD LIBOR + 2.25%), 2/01/26	United States	2,729,502	2,737,177	0.20
	Semiconductors
	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 4.233%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	9,894,659	9,868,379	0.72
	Specialized Consumer Services
	Avis Budget Car Rental LLC, Tranche B Term Loans, 4.49%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	19,031,600	18,865,169	1.37
	NVA Holdings Inc.,
	Term B-3 Loan, 5.233%, (1-month USD LIBOR + 2.75%), 2/02/25	United States	7,740,154	7,630,499	0.55
	[h,i] Term B-4 Loan, TBD, 2/02/25	United States	886,280	889,604	0.07
  |  8

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Specialized Consumer Services (continued)
	Sabre GLBL Inc.,
	2017 Other Term A Loans, 4.483%, (1-month USD LIBOR + 2.00%), 7/01/22	United States	$ 6,074,734	$ 6,070,937	0.44
	2018 Other Term B Loans, 4.483%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	1,530,834	1,530,560	0.11
				34,986,769	2.54
	Specialized Finance
	Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.233%, (1-month USD LIBOR + 1.75%), 8/09/22	United States	6,624,289	6,624,289	0.48
	Specialty Chemicals
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.351%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	18,151,722	18,079,387	1.31
	Oxbow Carbon LLC,
	Second Lien Term Loan, 9.983%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	8,156,931	8,218,108	0.59
	Tranche A Term Loan, 4.733%, (1-month USD LIBOR + 2.25%), 1/04/22	United States	6,125,000	6,094,375	0.44
	Tranche B Term Loan, 5.983%, (1-month USD LIBOR + 3.50%), 1/04/23	United States	4,612,500	4,647,094	0.34
	W.R. Grace & Co.,
	Term B-1 Loans, 4.351%, (3-month USD LIBOR + 1.75%), 4/03/25	United States	1,501,149	1,501,462	0.11
	Term B-2 Loans, 4.351%, (3-month USD LIBOR + 1.75%), 4/03/25	United States	2,573,399	2,573,934	0.19
				41,114,360	2.98
	Specialty Stores
	General Nutrition Centers Inc.,
	FILO Term Loan (ABL), 9.49%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	13,055,266	13,211,929	0.96
	Tranche B-2 Term Loans, 11.24%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	17,283,599	16,487,775	1.19
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.983%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	4,462,901	4,442,979	0.32
	Jo-Ann Stores Inc., Initial Loans, 7.592%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	5,016,902	5,013,766	0.36
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.983% - 4.987%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	13,546,758	13,500,185	0.98
[h]	PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.833%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	5,232,011	4,273,245	0.31
[h]	PetSmart Inc., Amended Loan, 6.73%, (1-month USD LIBOR + 3.00%), 3/11/22	United States	84,643	81,834	0.01
				57,011,713	4.13
	Technology Hardware, Storage & Peripherals
	Western Digital Corp., U.S. Term B-4 Loan, 4.233%, (1-month USD LIBOR + 1.75%), 4/29/23	United States	2,970,000	2,948,652	0.21
  |  9

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Trucking
	Hertz Corp., Tranche B-1 Term Loan, 5.24%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	$19,302,148	$ 19,299,736	1.40
	Total Senior Floating Rate Interests (Cost $1,164,998,292)			1,146,826,542	83.10
	Asset-Backed Securities
	Multi-Sector Holdings
[j,k]	Carlyle Global Market Strategies CLO Ltd., 2014-4RA, B, 144A, FRN, 4.497%, (3-month USD LIBOR + 1.90%), 7/15/30	United States	3,400,000	3,292,628	0.24
[j,l]	Race Point X CLO Ltd., 2016-10A, C1R, 144A, FRN, 4.58%, 7/25/31	United States	2,300,000	2,220,788	0.16
				5,513,416	0.40
	Other Diversified Financial Services
[j,k]	Alinea CLO Ltd., 2018-1A, C, 144A, FRN, 4.492%, (3-month USD LIBOR + 1.90%), 7/20/31	United States	2,600,000	2,483,052	0.18
[j,k]	Annisa CLO Ltd., 2016-2A, CR, 144A, FRN, 4.592%, (3-month USD LIBOR + 2.00%), 7/20/31	United States	1,800,000	1,736,208	0.13
[j,l]	ARES XLIX CLO Ltd., 2018-49A, C, 144A, FRN, 4.542%, 7/22/30	United States	3,100,000	2,973,458	0.22
[j,k]	ARES XLVIII CLO Ltd., 2018-48A, C, 144A, FRN, 4.392%, (3-month USD LIBOR + 1.80%), 7/20/30	United States	3,135,000	3,011,230	0.22
[j,k]	ARES XXXVII CLO Ltd., 2015-4A, BR, 144A, FRN, 4.397%, (3-month USD LIBOR + 1.80%), 10/15/30	United States	3,150,000	3,036,317	0.22
[j,l]	Atrium XIV LLC,
	14A, B, 144A, FRN, 4.301%, 8/23/30	United States	7,200,000	7,146,432	0.52
	14A, C, 144A, FRN, 4.551%, 8/23/30	United States	4,000,000	3,916,360	0.28
[j,k]	Betony CLO 2 Ltd., 2018-1A, B, 144A, FRN, 4.433%, (3-month USD LIBOR + 1.85%), 4/30/31	United States	2,400,000	2,268,240	0.16
[j,l]	BlueMountain CLO Ltd., 2012-2A, CR2, 144A, FRN, 4.644%, 11/20/28	United States	4,000,000	3,978,280	0.29
[j,l]	BlueMountain CLO XXII Ltd., 2018-1A, C, 144A, FRN, 4.633%, 7/30/30	United States	2,750,000	2,667,610	0.19
[j,k]	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.942%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	2,275,000	2,276,001	0.16
[j,l]	Cole Park CLO Ltd., 2015-1A, CR, 144A, FRN, 4.592%, 10/20/28	United States	2,000,000	1,956,460	0.14
[j,l]	Columbia Cent CLO, 2018-27A, B, 144A, FRN, 4.88%, 10/25/28	United States	2,600,000	2,583,958	0.19
[j,k]	Dryden 30 Senior Loan Fund, 2013-30A, A, 144A, FRN, 4.384%, (3-month USD LIBOR + 1.70%), 11/15/28	United States	2,100,000	2,015,853	0.15
[j,l]	Dryden 40 Senior Loan Fund, 2015-40A, CR, 144A, FRN, 4.784%, 8/15/31	United States	3,000,000	2,965,740	0.21
[j,k]	Dryden 55 CLO Ltd., 2018-55A, C, 144A, FRN, 4.497%, (3-month USD LIBOR + 1.90%), 4/15/31	United States	2,900,000	2,799,718	0.20
[j,k]	Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 4.388%, (3-month USD LIBOR + 1.80%), 7/17/31	United States	2,500,000	2,378,500	0.17
[j,l]	Dryden 70 CLO Ltd., 2018-70A, C, 144A, FRN, 4.99%, 1/16/32	United States	2,500,000	2,480,125	0.18
[j,k]	Dryden Senior Loan Fund, 2016-42A, CR, 144A, FRN, 4.647%, (3-month USD LIBOR + 2.05%), 7/15/30	United States	2,400,000	2,365,512	0.17
  |  10

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Principal Amount*	Value	% of Net Assets
	Asset-Backed Securities (continued)
	Other Diversified Financial Services (continued)
[j]	Eaton Vance CLO Ltd.,
	[l] 2014-1RA, C, 144A, FRN, 4.697%, 7/15/30	United States	$ 2,900,000	$ 2,801,864	0.20
	[k] 2015-1A, CR, 144A, FRN, 4.492%, (3-month USD LIBOR + 1.90%), 1/20/30	United States	1,400,000	1,346,884	0.10
[j]	Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	1,100,000	1,087,779	0.08
[j,k]	Flagship CLO VIII Ltd., 2014-8A, CRR, 144A, FRN, 4.401%, (3-month USD LIBOR + 1.80%), 1/16/26	United States	2,900,000	2,839,912	0.21
[j,k]	Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.547%, (3-month USD LIBOR + 1.95%), 7/15/31	United States	2,700,000	2,607,930	0.19
[j,l]	Galaxy XXV CLO Ltd.,
	2018-25A, B, 144A, FRN, 4.23%, 10/25/31	United States	3,750,000	3,705,037	0.27
	2018-25A, C, 144A, FRN, 4.58%, 10/25/31	United States	2,500,000	2,412,550	0.17
[j,l]	Galaxy XXVI CLO Ltd., 2018-26A, C, 144A, FRN, 4.802%, 11/22/31	United States	2,100,000	2,037,882	0.15
[j,l]	LCM Loan Income Fund I Income Note Issuer Ltd., 2027A, C, 144A, FRN, 4.551%, 7/16/31	United States	2,700,000	2,595,132	0.19
[j,l]	LCM XVI LP, 2016A, CR2, 144A, FRN, 4.747%, 10/15/31	United States	4,500,000	4,398,795	0.32
[j,k]	LCM XVIII LP, 2018A, CR, 144A, FRN, 4.442%, (3-month USD LIBOR + 1.85%), 4/20/31	United States	2,625,000	2,528,059	0.18
[j,k]	LCM XXV Ltd., 25A, C2, 144A, FRN, 4.892%, (3-month USD LIBOR + 2.30%), 7/20/30	United States	1,625,000	1,608,409	0.12
[j,k]	Madison Park Funding Ltd., 2018-28A, C, 144A, FRN, 4.447%, (3-month USD LIBOR + 1.85%), 7/15/30	United States	4,200,000	4,087,776	0.30
[j,k]	Madison Park Funding XXIV Ltd., 2016-24A, C1, 144A, FRN, 5.192%, (3-month USD LIBOR + 2.60%), 1/20/28	United States	1,750,000	1,750,945	0.13
[j,k]	Magnetite IX Ltd., 2014-9A, BR, 144A, FRN, 4.58%, (3-month USD LIBOR + 2.00%), 7/25/26	United States	2,793,000	2,811,406	0.20
[j,k]	Magnetite XI Ltd., 2014-11A, BR, 144A, FRN, 4.701%, (3-month USD LIBOR + 2.10%), 1/18/27	United States	1,172,000	1,178,423	0.09
[j,k]	Neuberger Berman CLO Ltd., 2017-26A, C, 144A, FRN, 4.351%, (3-month USD LIBOR + 1.75%), 10/18/30	United States	2,100,000	1,999,893	0.14
[j,k]	Newark BSL CLO 2 Ltd., 2017-1A, B, 144A, FRN, 4.93%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	3,000,000	3,000,900	0.22
[j,l]	Octagon Investment Partners 27 Ltd., 2016-1A, CR, 144A, FRN, 4.697%, 7/15/30	United States	3,500,000	3,460,030	0.25
[j,k]	Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 4.992%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	2,288,855	2,280,638	0.17
[j,k]	Octagon Investment Partners 37 Ltd., 2018-2A, B, 144A, FRN, 4.33%, (3-month USD LIBOR + 1.75%), 7/25/30	United States	3,250,000	3,144,375	0.23
[j,l]	Octagon Investment Partners 38,
	2018-1A, A3A, 144A, FRN, 4.262%, 7/20/30	United States	4,500,000	4,470,030	0.32
	2018-1A, B, 144A, FRN, 4.542%, 7/20/30	United States	3,900,000	3,776,136	0.27
[j,k]	Octagon Investment Partners XVI Ltd., 2013-1A, CR, 144A, FRN, 4.438%, (3-month USD LIBOR + 1.85%), 7/17/30	United States	3,000,000	2,923,920	0.21
[j,k]	Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 4.492%, (3-month USD LIBOR + 1.90%), 1/22/30	United States	2,100,000	2,037,462	0.15
[j]	Voya CLO Ltd.,
	[l] 2016-3A, BR, 144A, FRN, 4.801%, 10/18/31	United States	3,500,000	3,488,100	0.25
	[k] 2017-3A, B, 144A, FRN, 4.942%, (3-month USD LIBOR + 2.35%), 7/20/30	United States	2,508,761	2,504,596	0.18
				127,923,917	9.27
	Total Asset-Backed Securities (Cost $136,681,789)			133,437,333	9.67
  |  11

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
		Country	Units	Value	% of Net Assets
	Escrows and Litigation Trusts (Cost $—)
[a,b,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	98,704	$ —	0.00
	Total Investments before Short Term Investments (Cost $1,422,748,232)			1,360,612,428	98.59
			Principal Amount*
	Short Term Investments (Cost $47,233,927)
	Repurchase Agreements
[m]	Joint Repurchase Agreement, 2.702%, 5/01/19 (Maturity Value $47,237,473) BNP Paribas Securities Corp. (Maturity Value $35,757,822) Deutsche Bank Securities Inc. (Maturity Value $9,436,158) HSBC Securities (USA) Inc. (Maturity Value $2,043,493) Collateralized by U.S. Government Agency Securities, 2.50% - 4.50%, 9/08/31 - 3/20/49; [n]U.S. Treasury Bills, 7/05/19; U.S. Treasury Notes, 1.375% - 3.375%, 5/15/19 - 5/15/21; and U.S. Treasury Strips, 2/15/35 - 5/15/47 (valued at $48,221,289)	United States	$47,233,927	47,233,927	3.42
	Total Investments (Cost $1,469,982,159)			1,407,846,355	102.01
	Other Assets, less Liabilities			(27,783,265)	(2.01)
	Net Assets			$1,380,063,090	100.00

†Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[d]See Note 4 regarding restricted securities.
[e]See Note 6 regarding investments in affiliated management investment companies.
[f]Income may be received in additional securities and/or cash.
[g]The coupon rate shown represents the rate at period end.
[h]A portion or all of the security purchased on a delayed delivery basis.
[i]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[j]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2019, the aggregate value of these securities was $133,437,333, representing 9.7% of net assets.
[k]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[l]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[m]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2019, all repurchase agreements had been entered into on that date.
[n]The security was issued on a discount basis with no stated coupon rate.
  |  12

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Floating Rate Master Series  (continued)
At April 30, 2019, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$25,555,000	$(1,735,615)	$(1,042,351)	$(693,264)

[a]Performance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.
See Abbreviations on page 25.
  |  13

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2019 (unaudited)
Franklin Middle Tier Floating Rate Fund
		Country	Shares	Value
	Common Stocks 1.3%
	Diversified Support Services 0.5%
[a,b]	Remington Outdoor Co. Inc.	United States	732,184	$ 1,610,805
	Forest Products 0.8%
[a,c,d]	Appvion Operations Inc.	United States	209,637	2,920,323
	Total Common Stocks (Cost $35,453,756)			4,531,128
			Principal Amount*
	Corporate Bonds (Cost $7,302,279) 2.0%
	Industrial Machinery 2.0%
[e]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$ 8,660,319	6,711,747
[f]	Senior Floating Rate Interests 92.5%
	Aerospace & Defense 1.6%
	Doncasters U.S. Finance LLC,
	Second Lien Term Loan, 10.851%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	5,623,654	1,733,941
	Term B Loans, 6.101%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	4,815,939	3,772,470
				5,506,411
	Airlines 2.3%
	Allegiant Travel Co., Class B Term Loans, 7.233%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	3,888,195	3,893,055
	XO Management Holding Inc., Initial Term Loan, 8.36%, (3-month USD LIBOR + 5.75%), 12/06/21	United States	3,976,588	3,897,056
				7,790,111
	Apparel Retail 9.8%
	Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	37,816,573	32,724,949
	Application Software 0.6%
	TIBCO Software Inc., Term B-1 Loans, 5.99%, (1-month USD LIBOR + 3.50%), 12/04/20	United States	1,989,821	1,995,045
	Auto Parts & Equipment 0.1%
	TI Group Automotive Systems LLC, Initial US Term Loan, 4.983%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	464,999	462,089
	Automotive Retail 0.8%
	Wand NewCo. 3 Inc., First Lien Term Loan, 5.977%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	2,673,134	2,694,853
	Broadcasting 0.3%
[g]	Sinclair Television Group Inc., Tranche B Term Loans, 4.74%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	1,000,000	1,001,245
	Cable & Satellite 1.6%
[g]	Charter Communications Operating LLC, Term B Loan, 4.49%, (1-month USD LIBOR + 2.00%), 4/30/25	United States	3,500,000	3,512,583
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.723%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,696,363	1,694,242
				5,206,825
	Casinos & Gaming 0.4%
	Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.98%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,355,429	1,363,866
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  14

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Middle Tier Floating Rate Fund  (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Coal & Consumable Fuels 9.7%
	Wolverine Fuels Holding LLC, First Lien Initial Term Loan, 8.379%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	$33,184,908	$ 32,624,913
	Diversified Support Services 0.3%
	Ventia Pty. Ltd., Term B Loans (USD), 6.101%, (3-month USD LIBOR + 3.50%), 5/21/22	Australia	1,150,725	1,150,725
	Electric Utilities 0.2%
	EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.86%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	643,483	640,735
	Food Retail 1.5%
	Smart & Final Stores LLC, First Lien Term Loan, 6.129%, (3-month USD LIBOR + 3.50%), 11/15/22	United States	4,999,217	5,010,155
	Forest Products 3.5%
	Appvion Operations Inc., Term Loan, 8.60%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	11,827,557	11,871,910
	General Merchandise Stores 1.9%
[e]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 9.129%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	3,365,819	2,907,226
	First Lien Term Loan, PIK, 9.151%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	4,105,722	3,546,318
	First Lien Term Loan, PIK, 11.00%, (Prime + 7.00%), 1/13/22	United States	1,585	1,369
				6,454,913
	Health Care Services 3.8%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.727%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	6,952,000	6,849,458
	National Mentor Holdings Inc.,
	Initial Term C Loans, 6.74%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	103,204	103,607
	Initial Term Loans, 6.74%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	1,661,586	1,668,076
	U.S. Renal Care Inc., Initial Term Loan, 6.851%, (3-month USD LIBOR + 4.25%), 12/31/22	United States	4,169,218	4,178,077
				12,799,218
	Hotels, Resorts & Cruise Lines 1.1%
[g]	Hilton Worldwide Finance LLC, Series B-2 Term Loans, 4.227%, (1-month USD LIBOR + 1.75%), 10/25/23	United States	3,500,000	3,515,137
	Industrial Machinery 6.7%
	Navistar Inc., Tranche B Term Loan, 5.99%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	13,181,566	13,206,202
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.983%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	6,334,266	6,239,253
[g]	RBS Global Inc. (Rexnord), Term B Loan, 4.483%, (1-month USD LIBOR + 2.00%), 8/21/24	United States	3,000,000	3,007,266
				22,452,721
	Integrated Telecommunication Services 9.1%
	Global Tel*Link Corp., First Lien Term Loan, 6.733%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	14,811,434	14,885,491
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.983%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	11,653,717	11,490,565
	Second Lien Initial Loan, 10.733%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	1,645,000	1,609,358
[g]	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 4.483%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	2,626,164	2,632,320
				30,617,734
  |  15

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Middle Tier Floating Rate Fund  (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Interactive Media & Services 1.0%
[g]	Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.483%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	$ 3,460,000	$ 3,470,536
	Internet Services & Infrastructure 0.9%
	LegalZoom.com Inc., 2018 Term Loans, 6.977%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	2,920,100	2,938,278
	Leisure Facilities 1.4%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.983%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	4,543,911	4,564,499
	Managed Health Care 0.3%
	Air Methods Corp., Initial Term Loans, 6.101%, (3-month USD LIBOR + 3.50%), 4/21/24	United States	999,044	866,492
	Marine 2.6%
	Navios Maritime Midstream Partners LP, Initial Term Loan, 7.14%, (3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	83,746	81,129
	Navios Maritime Partners LP, Initial Term Loan, 7.60%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	8,539,428	8,515,415
				8,596,544
	Movies & Entertainment 0.5%
[g]	Live Nation Entertainment Inc., Term B-3 Loans, 4.25%, (1-month USD LIBOR + 1.75%), 10/31/23	United States	1,779,661	1,781,886
	Oil & Gas Exploration & Production 12.7%
	Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD LIBOR + 5.25%), 4/11/22	United States	44,058,101	42,717,986
	Oil & Gas Storage & Transportation 0.8%
	Strike LLC,
	Term Loan, 10.601%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	38,558	38,510
	Term Loan, 10.651%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	2,699,056	2,695,682
				2,734,192
	Other Diversified Financial Services 0.3%
	Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.983%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	1,000,000	1,022,395
	Packaged Foods & Meats 3.6%
	CSM Bakery Supplies LLC,
	Second Lien Term Loan, 10.34%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	1,330,000	1,195,338
	Term Loans, 6.59%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	11,433,510	10,909,478
				12,104,816
	Pharmaceuticals 1.0%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	1,803,486	1,792,193
	Horizon Pharma Inc., Fourth Amendment Refinancing Term Loans, 5.50%, (1-month USD LIBOR + 3.00%), 3/29/24	United States	1,439,736	1,449,335
				3,241,528
	Semiconductors 1.0%
	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 4.233%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	3,500,000	3,490,704
  |  16

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Middle Tier Floating Rate Fund  (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Specialized Consumer Services 0.4%
	NVA Holdings Inc., Term B-3 Loan, 5.233%, (1-month USD LIBOR + 2.75%), 2/02/25	United States	$ 1,115,422	$ 1,099,620
	Sabre GLBL Inc., 2018 Other Term B Loans, 4.483%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	66,586	66,573
				1,166,193
	Specialty Chemicals 1.4%
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.351%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	1,607,793	1,601,385
	Oxbow Carbon LLC, Second Lien Term Loan, 9.983%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	3,140,163	3,163,715
				4,765,100
	Specialty Stores 9.3%
	General Nutrition Centers Inc.,
	FILO Term Loan (ABL), 9.49%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	3,860,510	3,906,837
	Tranche B-2 Term Loans, 11.24%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	20,127,267	19,200,506
	Jo-Ann Stores Inc., Initial Loans, 7.592%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	5,515,325	5,511,878
	PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.833%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	2,979,578	2,433,570
				31,052,791
	Total Senior Floating Rate Interests (Cost $318,130,044)			310,397,495
			Units
	Escrows and Litigation Trusts (Cost $—) 0.0%
[a,b,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	68,931	—
	Total Investments before Short Term Investments (Cost $360,886,079)			321,640,370
			Shares
	Short Term Investments (Cost $34,524,325) 10.3%
	Money Market Funds 10.3%
[h,i]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	34,524,325	34,524,325
	Total Investments (Cost $395,410,404) 106.1%			356,164,695
	Other Assets, less Liabilities (6.1)%			(20,444,769)
	Net Assets 100.0%			$335,719,926
  |  17

Franklin Floating Rate Master Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Middle Tier Floating Rate Fund  (continued)
See Abbreviations on page 25.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[d]See Note 4 regarding restricted securities.
[e]Income may be received in additional securities and/or cash.
[f]The coupon rate shown represents the rate at period end.
[g]A portion or all of the security purchased on a delayed delivery basis.
[h]See Note 6 regarding investments in affiliated management investment companies.
[i]The rate shown is the annualized seven-day effective yield at period end.
  |  18

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  19

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Floating Rate Master Series - Swaps
4.  RESTRICTED SECURITIES
At April 30, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:
Shares/Units		Issuer	Acquisition Date	Cost	Value
Franklin Floating Rate Master Series
563,596	[a]	Appvion Operations Inc.	6/14/18 - 4/12/19	$5,922,238	$7,851,102
98,704	[b]	Remington Outdoor Co. Inc., Litigation Units	5/16/18 - 4/12/19	—	—
		Total Restricted Securities (Value is 0.57% of Net Assets)		$5,922,238	$7,851,102
Franklin Middle Tier Floating Rate Fund
209,637	[c]	Appvion Operations Inc.	6/14/18	$2,148,646	$2,920,323
68,931	[d]	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
		Total Restricted Securities (Value is 0.9% of Net Assets)		$2,148,646	$2,920,323

  |  20

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
[a]The Fund also invests in unrestricted securities of the issuer, valued at $8,771,613 as of April 30, 2019.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $2,306,557 as of April 30, 2019.
[c]The Fund also invests in unrestricted securities of the issuer, valued at $11,871,910 as of April 30, 2019.
[d]The Fund also invests in unrestricted securities of the issuer, valued at $1,610,805 as of April 30, 2019.
5.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Number of Shares/ Principal Amount Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/ Principal Amount Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Floating Rate Master Series
Non-Controlled Affiliates
						Dividends
Appvion Operations Inc.	519,107	44,489[a]	—	563,596	$7,851,102	$ —	$ —	$2,108,900
Remington Outdoor Co. Inc.	870,865	177,570[a]	—	1,048,435	2,306,557	—	—	(12,958,625)
Remington Outdoor Co. Inc., Litigation Units	81,987	16,717[a]	—	98,704	—	—	—	—
					$10,157,659	$ —	$ —	$(10,849,725)
						Interest
Appvion Operations Inc., Term Loan, 8.60%, (3-month USD LIBOR + 6.00%), 6/15/26	9,539,138	1,011,553[a]	(1,811,848)[b]	8,738,843	$8,771,613	$599,193	$3,231	$18,013
Total Affiliated Securities (Value is 1.4% of Net Assets)					$18,929,272	$599,193	$3,231	$(10,831,712)
Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
						Dividends
Remington Outdoor Co. Inc.	732,184	—	—	732,184	$1,610,805	$ —	$ —	$(11,033,122)
Remington Outdoor Co. Inc., Litigation Units	68,931	—	—	68,931	—	—	—	—
Total Affiliated Securities (Value is 0.5% of Net Assets)					$1,610,805	$ —	$ —	$(11,033,122)

[a]Gross addition was the result of an in-kind transfer of securities.
[b]Gross reduction was the result of various corporate actions.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2019, investments in affiliated management investment companies were as follows:
  |  21

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES  (continued)
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Floating Rate Master Series
Controlled Affiliates
Franklin Liberty Senior Loan ETF	248,000	845,000	—	1,093,000	$27,486,436	$ 594,544	$ —	$ (84,539)
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	3,405,364	—	(3,405,364)[a]	—	—	2,110,495	(5,861,809)	—
Franklin Middle Tier Floating Rate Fund	3,457,561	—	—	3,457,561	30,737,722	1,868,152	—	(1,936,234)
Total Non-Controlled Affiliates					$30,737,722	$3,978,647	$(5,861,809)	$(1,936,234)
Total Affiliated Securities					$58,224,158	$4,573,191	$(5,861,809)	$(2,020,773)
Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	37,776,194	60,050,340	(63,302,209)	34,524,325	$34,524,325	$428,581	$ —	$ —
aThe Fund sold shares of the affiliate through an in-kind transfer of common stocks and other equity interests, corporate bonds and senior floating rate interests securities and cash.
7.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
  |  22

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$2,306,557	$—	$2,306,557
Forest Products	—	—	7,851,102	7,851,102
Oil & Gas Exploration & Production	—	3,654,273	—	3,654,273
All Other Equity Investments	58,224,158	—	—	58,224,158
Corporate Bonds	—	8,312,463	—	8,312,463
Senior Floating Rate Interests:
Personal Products	—	—	17,140,424	17,140,424
All Other Senior Floating Rate Interests	—	1,129,686,118	—	1,129,686,118
Asset-Backed Securities	—	133,437,333	—	133,437,333
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	—	47,233,927	—	47,233,927
Total Investments in Securities	$58,224,158	$1,324,630,671	$24,991,526	$1,407,846,355
Liabilities:
Other Financial Instruments:
Swap Contracts	$—	$693,264	$—	$693,264
Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$1,610,805	$—	$1,610,805
Forest Products	—	—	2,920,323	2,920,323
Corporate Bonds	—	6,711,747	—	6,711,747
Senior Floating Rate Interests	—	310,397,495	—	310,397,495
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	34,524,325	—	—	34,524,325
Total Investments in Securities	$34,524,325	$318,720,047	$2,920,323	$356,164,695

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common stocks.
[c]Includes securities determined to have no value at April 30, 2019.

  |  23

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS  (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At April 30, 2019, the reconciliation of assets and liabilities, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3	Transfer Out of Level 3[a]	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:[c]
Diversified Support Services	$15,038,779[d]	$—	$—	$—	$(2,306,557)	$—	$—	$(12,732,222)	$$ —	$—
Forest Products	5,140,480	601,722[e]	—	—	—	—	—	2,108,900	7,851,102	2,108,900
Senior Floating Rate Interests:
Personal Products	11,181,182	5,904,095[e]	—	—	—	223,700	—	(168,553)	17,140,424	(168,553)
Escrows and Litigation Trusts	—[d]	—[d,e]	—	—	—	—	—	—	—[d]	—
Total Investments in Securities	$31,360,441	$6,505,817	$—	$—	$(2,306,557)	$223,700	$—	$(10,791,875)	$24,991,526	$1,940,347
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$(710)	$—	$—	$—	$—	$—	$—	$710	$—	$—
Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Diversified Support Services	$12,643,927	$ —	—	$ —	$(1,610,805)	$ —	$ —	$(11,033,122)	$ —	$ —
Forest Products	2,075,940	—		—	—	—	—	844,383	2,920,323	844,383
Escrows and Litigation Trusts	—[d]	—	—	—	—	—	—	—	—[d]	—
Total Investments in Securities	$14,719,867	$—		$—	$(1,610,805)	$—	$—	$(10,188,739)	$2,920,323	$844,383
aThe investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common stocks.
dIncludes securities determined to have no value.
eIncludes securities received as a result of an in-kind transfer.
  |  24

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Franklin Floating Rate Master Series:
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$7,851,102	Discounted cash flow	Weighted average cost of capital	14.7%	Decrease[c]
			Total unlevered free cashflows	$154,666	Increase[d]
			Discount for lack of marketability	20.0%	Decrease[d]
			Long term growth	0.5%	Increase
Senior Floating Rate Interests:
Personal Products	16,519,552	Discounted cash flow	Discount rate	11.4% - 12.3% (11.9%)	Decrease
			Free cash flow	$7.8 -$14.4 ($11.8) mil	Increase
All other Investments[e]	620,872[f]
Total	$24,991,526
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
fIncludes securities determined to have no value at April 30, 2019.
8.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Currency
USD	United States Dollar
Selected Portfolio
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
TBD	To Be Determined

Index
CDX.NA.HY.Series number	CDX North America High Yield Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  25